        UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                       FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  12/31/00

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):  /  / is a restatement
                            	  /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

STORIE ADVISORS, LLC.
100 Pine Street, Suite 2700
San Francisco, CA  94111

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
RICHARD E. DIRICKSON, JR.
Managing Member
415-229-9000

Signature, Place and Date of Signing:


/s/ Richard E. Dirickson, Jr.
_____________________________
Richard E. Dirickson, Jr.
San Francisco, CA
02/12/01

Report Type (Check only one):
/ x / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/   /  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/   /  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

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


                      FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  73

Form 13F Information Table Value Total (x$1000):  $86,505

List of Other Included Managers:  None

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
FORM 13F INFORMATION TABLE
STORIE ADVISORS, LLC.

Name of Issuer             Title of     CUSIP     Value    Shares/  SH/  PUT/ Invest. Other  Voting Authority
                            Class               (x$1000)    Prin.   PRN  CALL Discre. Mgrs.  Sole Shared None

ANC Rent Corp               Common    001813104    $333    95,000    SH        Sole                 	95,000
Adelpha Business            Common    006847107    $128    30,000    SH        Sole                 	30,000
Solutions Inc CL A
Allegheny Technology Inc    Common    01741r102    $357    22,500    SH        Sole                 	22,500
Asia Pulp & Paper Ltd       Common    04516v100    $100   200,000    SH        Sole                    200,000
Aptos.Com Inc               Common    04963a104     $12    43,041    SH        Sole                 	43,041
BEA Systems Inc             Common    073325102    $337     5,000    SH        Sole                      5,000
Bottomline Technologies     Common    101388106    $450    17,500    SH        Sole                 	17,500
  Inc
Burst.Com Inc               Common    12284p106    $176   513,167    SH        Sole                    513,167
Cabletron Systems Inc       Common    126920107    $377    25,000    SH        Sole                 	25,000
Cablevision Systems Corp    Common    12686c109    $934    11,000    SH        Sole                 	11,000
  CL A
Champps Entertainment Inc   Common    158787101    $138    20,000    SH        Sole                 	20,000
Chantal Pharm Ser C Vtg   Restricted  159996917      $1    66,667    SH        Sole                 	66,667
  Conv
Comarco Inc                 Common    200080109  $2,228   165,000    SH        Sole                    165,000
Comcast Corp Spl Cl A       Common    200300200  $1,112    30,000    SH        Sole                 	30,000
Corning Inc                 Common    219350105    $264     5,000    SH        Sole                  	 5,000
Damark Intl Cl A            Common    235691102    $849   143,000    SH        Sole                    143,000
EarthLink Network Inc       Common    270321102    $226    45,000    SH        Sole                 	45,000
Fairchild Semiconductor     Common    303726103    $166    11,500    SH        Sole                 	11,500
  Inc CL A
Flag Telecom Holdings Ltd   Common    g3529l102    $391    62,500    SH        Sole                 	62,500
Global Crossing Ltd         Common    g3921a100    $358    25,000    SH        Sole                 	25,000
General Motors Cl H         Common    370442832    $230    10,000    SH        Sole                 	10,000
Global Inds Ltd             Common    379336100    $650    47,500    SH        Sole                 	47,500
Greka Energy Corp           Common    397637109    $675    50,000    SH        Sole                 	50,000
IVDO $1 cost              Restricted  12284p106    $138   400,000    SH        Sole                    400,000
IVDO $1.50                Restricted  12284p106    $103   300,000    SH        Sole                    300,000
Informax Inc                Common    45677n205    $208    20,000    SH        Sole                 	20,000
Ingersoll Rand              Common    456866102    $628    15,000    SH        Sole                 	15,000
Interlink Electronics Inc   Common    458751104    $190    15,000    SH        Sole                 	15,000
Intl Fibercom Inc           Common    45950t101    $247    50,000    SH        Sole                 	50,000
Instant Video Tech(cnvtd  Restricted  12284p106    $241   700,000    SH        Sole                    700,000
  from pfd ser A)
Instant Video Tech(cnvtd  Restricted  12284p106    $344 1,000,000    SH        Sole                  1,000,000
  from pfd ser B)
Legal Club of America     Restricted  52464m986    $417    16,667    SH        Sole                 	16,667
  Pfd A
Legal Club of America     Restricted  524991585     $25     1,000    SH        Sole                  	 1,000
  Pfd B
Legato Systems Inc          Common    524651106    $372    50,000    SH        Sole                 	50,000
Long Dist Dir Hldngs Inc    Common    54265q109      $1   350,000    SH        Sole                    350,000
Maverick Tube Corp          Common    577914104    $396    17,500    SH        Sole                 	17,500
Med-Design Corp.            Common    583926100    $238    15,000    SH        Sole                 	15,000
Microsoft Corp              Common    594918104    $542    12,500    SH        Sole                 	12,500
Motorola, Inc.              Common    620076109    $405    20,000    SH        Sole                 	20,000
NTL Inc                     Common    629407107    $598    25,000    SH        Sole                 	25,000
Navistar Intl Corp New      Common    63934e108  $1,048    40,000    SH        Sole                 	40,000
Ocean Energy Inc Tex Com    Common    67481e106    $174    10,000    SH        Sole                 	10,000
Office Depot Inc            Common    676220106    $428    60,000    SH        Sole                 	60,000
Parametric Technology       Common    699173100  $1,814   135,000    SH        Sole                    135,000
  Corp
Pennaco Energy Inc          Common    708046107    $491    25,000    SH        Sole                 	25,000
Penwest Pharm               Common    709754105  $1,653   127,800    SH        Sole                    127,800
Pharmaceutical Resources    Common    717125108    $278    40,000    SH        Sole                 	40,000
  Inc
Phillips Petroleum          Common    718507106    $995    17,500    SH        Sole                 	17,500
Photoworks, Inc             Common    71940B109     $39    65,000    SH        Sole                 	65,000
Plato Learning Inc          Common    72764y100    $557    37,000    SH        Sole                 	37,000
SeeBeyond                 Restricted  815704101 $51,232 4,998,232    SH        Sole                  4,998,232
SeeBeyond (in lieu of     Restricted  815704101    $672    65,516    SH        Sole                 	65,516
  loan interest)
Shop At Home Inc            Common    825066301    $183   150,000    SH        Sole                    150,000
Southwest Gas Corp          Common    844895102    $602    27,500    SH        Sole                 	27,500
Sylvan Learning Systems     Common    871399101    $444    30,000    SH        Sole                 	30,000
TRW Inc                     Common    872649108    $872    22,500    SH        Sole                 	22,500
Target Corp                 Common    87612E106    $645    20,000    SH        Sole                 	20,000
Teletech Holdings Inc       Common    879939106    $597    32,500    SH        Sole                 	32,500
Three-Five Sys Inc          Common    88554l108    $270    15,000    SH        Sole                 	15,000
Titan Corp                  Common    888266103    $325    20,000    SH        Sole                 	20,000
US Bancorp Del              Common    902973106  $1,459    50,000    SH        Sole                 	50,000
US Internetworking          Common    917311805    $450    90,000    SH        Sole                 	90,000
Ubiquitel Inc               Common    903474302    $165    30,000    SH        Sole                 	30,000
Unisys Corp                 Common    909214108    $731    50,000    SH        Sole                 	50,000
Value Vision Int'l          Common    92047K107    $947    75,000    SH        Sole                 	75,000
Vixel Corp                  Common    928552108    $179    95,300    SH        Sole                 	95,300
Waste Management, Inc.      Common    94106l109  $1,388    50,000    SH        Sole                 	50,000
Wells Fargo & Co            Common    949746101  $1,114    20,000    SH        Sole                 	20,000
Wind River System Inc       Common    973149107    $345    10,100    SH        Sole                 	10,100
Wink Communications Inc     Common    974168106    $225    37,500    SH        Sole                 	37,500
Worldcom Inc                Common    98157d106    $352    25,000    SH        Sole                 	25,000
XM Satellite Radio Hldgs    Common    983759101    $241    15,000    SH        Sole                 	15,000
  Inc CL A
XM Satellite Radio 0101      Calls                   $5       150    SH  Call  Sole                    	   150
  @22.5